Major Customer And Geographic Information (Schedule Of Major Customer Data) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Israeli Ministry Of Defense
Revenue, Major Customer [Line Items]
Percentage of total revenues	19.00%	18.00%	17.00%